Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Disclosure of significant accounting policies [text block]
4.	Summary of Significant Accounting Policies

The significant accounting policies applied in the preparation of these consolidated financial statements are set out as below. The significant accounting policies have been applied consistently to all periods presented in these consolidated financial statements.

(a)	Statement of compliance

The consolidated financial statements have been prepared in accordance with IFRS as issued by the IASB.

(b)	Basis of preparation

(1)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the consolidated statements of financial position:

(i)	Financial instruments measured at fair value through profit or loss (including derivative financial instruments) (note 7);

(ii)	Hedging derivative financial instruments measured at fair value (note 7);

(iii)	Available-for-sale financial assets measured at fair value (note 8); and

(iv)	Defined benefit asset (liability) is recognized as the fair value of the plan assets less the present value of the defined benefit obligation (note 24).

(2)	Functional and presentation currency

The functional currency of each individual consolidated entity is determined based on the primary economic environment in which the entity operates. The Company’s consolidated financial statements are presented in New Taiwan Dollar (“NTD”), which is also AUO’s functional currency.

All financial information presented in NTD has been rounded to the nearest thousand, unless otherwise noted.

(c)	Basis of consolidation

(1)	Principle of preparation of the consolidated financial statements

The Company includes in its consolidated financial statements the results of operations of all controlled entities in which the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All significant inter-company transactions, income and expenses are eliminated in the consolidated financial statements.

The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Total comprehensive income (loss) in a subsidiary is allocated to the shareholders of AUO and the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Subsidiaries’ financial statements are adjusted to align the accounting policies with those of the Company.

Changes in the Company’s ownership interests in a subsidiary that do not result in a loss of control are accounted for as equity transactions. The carrying amounts of the Company’s investment and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between such adjustment and the fair value of the consideration paid or received is recognized directly in equity and attributed to shareholders of AUO.

Upon the loss of control, the Company derecognizes the carrying amounts of the assets and liabilities of the subsidiary and non-controlling interests. Any interest retained in the former subsidiary is measured at fair value when control is lost. Any surplus or deficit arising from the loss of control is recognized in profit or loss. The gain or loss is measured as the difference between:

(i)	The aggregate of:

a.	the fair value of the consideration received, and

b.	the fair value of any retained non-controlling investment in the former subsidiary at the date when the Company losses control.

(ii)	The aggregate of the carrying amount of the former subsidiary’s assets (including goodwill), liabilities and non-controlling interests at the date when the Company losses control.

The Company accounts for all amounts previously recognized in other comprehensive income in relation to that subsidiary on the same basis as would be required if the Company had directly disposed of the related assets or liabilities.

(2)	List of subsidiaries in the consolidated financial statements

The consolidated entities were as follows:

			Percentage of Ownership (%)
Name of Investor	Name of Subsidiary	Main Activities and Location	December 31, 2017	December 31, 2016
AUO	AU Optronics (L) Corp. (AULB)	Holding and trading company (Malaysia)	100.00	100.00
AUO	Konly Venture Corp. (Konly)	Venture capital investment (Taiwan ROC)	100.00	100.00
AUO	Ronly Venture Corp. (Ronly)	Venture capital investment (Taiwan ROC)	100.00	100.00
AUO	Space Money Inc. (SMI)	Sale of TFT-LCD panels; leasing (Taiwan ROC)	100.00	100.00
AUO	U-Fresh Technology Inc. (UTI)	Planning, design and development of construction for environmental protection and related project management (Taiwan ROC)	100.00(1)	-

			Percentage of Ownership (%)
Name of Investor	Name of Subsidiary	Main Activities and Location	December 31, 2017	December 31, 2016
AUO, Konly and Ronly	Darwin Precisions Corporation (DPTW)	Manufacturing, design and sale of TFT-LCD modules, TV set, backlight modules and related parts (Taiwan ROC)	41.05(2)	51.04
AUO, Konly and Ronly	Sanda Materials Corporation (SDMC)	Holding company (Taiwan ROC)	99.99	99.99
AUO, Konly and Ronly	AUO Crystal Corp. (ACTW)	Manufacturing and sale of ingots and solar wafers (Taiwan ROC)	96.03	96.31
Konly	Fargen Power Corporation (FGPC)	Renewable energy power generation (Taiwan ROC)	-(3)	100.00
Konly	LiGen Power Corporation (LGPC)	Renewable energy power generation (Taiwan ROC)	100.00	100.00
Konly	TronGen Power Corporation (TGPC)	Renewable energy power generation (Taiwan ROC)	-(3)	100.00(1)
Konly	ChampionGen Power Corporation (CGPC)	Renewable energy power generation (Taiwan ROC)	100.00(1)	-
ACTW	AUO Crystal (Malaysia) Sdn. Bhd. (ACMK)	Manufacturing and sale of solar wafers (Malaysia)	100.00	100.00
SDMC	M.Setek Co., Ltd. (M.Setek)	Manufacturing and sale of ingots (Japan)	99.9991	99.9991
AULB	AU Optronics Corporation America (AUUS)	Sales and sales support of TFT-LCD panels (United States)	100.00	100.00
AULB	AU Optronics Corporation Japan (AUJP)	Sales support of TFT-LCD panels (Japan)	100.00	100.00
AULB	AU Optronics Europe B.V. (AUNL)	Sales support of TFT-LCD panels (Netherlands)	100.00	100.00
AULB	AU Optronics Korea Ltd. (AUKR)	Sales support of TFT-LCD panels (South Korea)	100.00	100.00
AULB	AU Optronics Singapore Pte. Ltd. (AUSG)	Holding company and sales support of TFT-LCD panels (Singapore)	100.00	100.00
AULB	AU Optronics (Czech) s.r.o. (AUCZ)	Assembly of solar modules (Czech Republic)	100.00	100.00
AULB	AU Optronics (Shanghai) Co., Ltd. (AUSH)	Sales support of TFT-LCD panels (PRC)	100.00	100.00
AULB	AU Optronics (Xiamen) Corp. (AUXM)	Manufacturing and assembly of TFT-LCD modules (PRC)	100.00	100.00
AULB	AU Optronics (Suzhou) Corp., Ltd. (AUSZ)	Manufacturing and assembly of TFT-LCD modules (PRC)	100.00	100.00
AULB	AU Optronics Manufacturing (Shanghai) Corp. (AUSJ)	Manufacturing and assembly of TFT-LCD modules (PRC)	100.00	100.00
AULB	AU Optronics (Slovakia) s.r.o. (AUSK)	Repairing of TFT-LCD modules; injecting and stamping parts; manufacturing and sale of mold (Slovakia Republic)	100.00	100.00

			Percentage of Ownership (%)
Name of Investor	Name of Subsidiary	Main Activities and Location	December 31, 2017	December 31, 2016
AULB	AFPD Pte., Ltd. (AUST)	Manufacturing TFT-LCD panels based on low temperature polysilicon technology (Singapore)	100.00	100.00
AULB	AU Optronics (Kunshan) Co., Ltd. (AUKS)	Manufacturing and sale of TFT-LCD panels (PRC)	51.00	51.00
AULB	a.u. Vista Inc. (AUVI)	Research and development and IP related business (United States)	100.00	100.00
AULB and DPTW	BriView (L) Corp. (BVLB)	Holding company (Malaysia)	100.00	100.00
AUSG	AUO Energy (Tianjin) Corp. (AETJ)	Manufacturing and sale of solar modules (PRC)	100.00	100.00
AUSG	AUO Green Energy America Corp. (AEUS)	Sale and sales support of solar-related products (United States)	100.00	100.00
AUSG	AUO Green Energy Europe B.V. (AENL)	Sales support of solar-related products(Netherlands)	100.00	100.00
AUXM	BriView (Xiamen) Corp. (BVXM)	Manufacturing and sale of liquid crystal products and related parts (PRC)	100.00	100.00(4)
AUSH	AUO Care Management (Suzhou) Co., Ltd. (A-Care)	Design, development and sales of software and hardware for health care industry (PRC)	100.00(1)	-
DPTW	Darwin Precisions (L) Corp. (DPLB)	Holding company (Malaysia)	100.00	100.00
DPTW	Forhouse International Holding Ltd. (FHVI)	Holding company (BVI)	100.00	100.00
DPTW	Force International Holding Ltd. (FRVI)	Holding company (BVI)	100.00	100.00
FHVI	Fortech International Corp. (FTMI)	Holding company (Mauritius)	100.00	100.00
FHVI	Forward Optronics International Corp. (FWSA)	Holding company (Samoa)	100.00	100.00
FHVI	Prime Forward International Ltd. (PMSA)	Holding company (Samoa)	100.00	100.00
FHVI	Full Luck Precisions Co., Ltd. (FLMI)	Holding company (Mauritius)	100.00	100.00
FRVI	Forefront Corporation (FFMI)	Holding company (Mauritius)	100.00	100.00
FFMI	Forthouse Electronics (Suzhou) Co., Ltd. (FHWJ)	Manufacturing of motorized treadmills (PRC)	100.00	100.00
FTMI	Fortech Electronics (Suzhou) Co., Ltd. (FTWJ)	Manufacturing and sale of light guide plates, backlight modules and related parts (PRC)	100.00	100.00
FTMI	FORTECH OPTRONICS (XIAMEN) CO., LTD. (FTXM)(5)	Manufacturing and sale of light guide plates, backlight modules and related parts (PRC)	100.00	100.00

			Percentage of Ownership (%)
Name of Investor	Name of Subsidiary	Main Activities and Location	December 31, 2017	December 31, 2016
FWSA and FTMI	Suzhou Forplax Optronics Co., Ltd. (FPWJ)	Manufacturing and sale of precision plastic parts (PRC)	100.00	100.00
PMSA	Fortech Electronics (Kunshan) Co., Ltd. (FTKS)	Manufacturing and sale of light guide plates, backlight modules and related parts (PRC)	100.00	100.00
FLMI	Full Luck (Wujiang) Precisions Co., Ltd. (FLWJ)(5)	Manufacturing and sales of precision metal parts (PRC)	100.00	100.00
DPLB	Darwin Precisions (Hong Kong) Limited (DPHK)	Holding company (Hong Kong)	100.00	100.00
DPLB	Darwin Precisions (Slovakia) s.r.o. (DPSK)	Manufacturing, assembly and sale of automotive parts (Slovakia Republic)	100.00	100.00(1)
DPHK	Darwin Precisions (Suzhou) Corp. (DPSZ)	Manufacturing and sale of backlight modules and related parts (PRC)	100.00	100.00
DPHK	Darwin Precisions (Xiamen) Corp. (DPXM)	Manufacturing and sale of backlight modules and related parts (PRC)	100.00	100.00
DPHK	Darwin Precisions (Chengdu) Corp. (DPCD)(5)	Manufacturing and sale of backlight modules and related parts (PRC)	100.00	100.00
BVLB	BriView (Hefei) Co., Ltd. (BVHF)	Manufacturing and sale of liquid crystal products and related parts (PRC)	100.00	100.00

Note 1:	TGPC was incorporated in April 2016. DPSK was incorporated in May 2016. UTI was incorporated in January 2017. CGPC was incorporated in May 2017. A-Care was incorporated in September 2017.

Note 2:
As at December 31, 2017, although the Company did not own more than 50% of the DPTW’s ownership interests, it was considered to have de facto control over the operating policies of DPTW. As a result, DPTW was accounted for as a subsidiary of the Company. Please refer to note 13 for further details.

Note 3:	The Company disposed all its shareholdings in FGPC and TGPC to Star Shining Energy Corporation (“SSEC”), an associate of the Company, in December 2017. Please refer to note 14 for further details.

Note 4:
As part of a business restructuring, BVLB disposed all its shareholdings in wholly owned subsidiary, BVXM, to AUXM in March 2016. This transaction has no net effect on the Company’s consolidated financial statements as there was no change in control of BVXM by the Company.

Note 5:	DPCD, FLWJ and FTXM have been resolved by their respective boards of directors for liquidation. The liquidation is still in process for these entities as of December 31, 2017.

(d)	Foreign currency

(1)	Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of the individual entities of the Company at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to the functional currency at the exchange rate at that date and the resulting exchange differences are included in profit or loss for the year. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date when the fair value was determined. The resulting exchange differences are included in profit or loss for the year except for those arising from the retranslation of non-monetary items in respect of which gains and losses are recognized directly in other comprehensive income, in which case, the exchange differences are also recognized directly in other comprehensive income. Non-monetary items in foreign currencies that are measured at historical cost are translated using the exchange rate at the date of the transaction.

Exchange differences arising from the effective portion of changes in the fair value of derivatives that are designated and qualified as cash flow hedges are recognized in other comprehensive income.

(2)	Foreign operations

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company’s foreign operations are translated into NTD using the exchange rates at each reporting date. Income and expenses of foreign operations are translated at the average exchange rates for the period unless the exchange rates fluctuate significantly during the period; in that case, the exchange rates at the dates of the transactions are used. Foreign currency differences are recognized in other comprehensive income within equity, except to the extent that the translation difference is allocated to non-controlling interests.

(e)	Classification of current and non-current assets and liabilities

An asset is classified as current when:

(1)	The asset expected to realize, or intends to sell or consume, in its normal operating cycle;

(2)	The asset primarily held for the purpose of trading;

(3)	The asset expected to realize within twelve months after the reporting date; or

(4)	Cash and cash equivalent excluding the asset restricted to be exchanged or used to settle a liability for at least twelve months after the reporting date.

All other assets are classified as non-current.

A liability is classified as current when:

(1)	The liability expected to settle in its normal operating cycle;

(2)	The liability primarily held for the purpose of trading;

(3)	The liability is due to be settled within twelve months after the reporting date; or

(4)
The Company does not have an unconditional right to defer settlement of the liability for at least twelve months after the reporting date. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments, do not affect its classification.

All other liabilities are classified as non-current.

(f)	Cash and cash equivalents

Cash comprise cash balances and demand deposits. Cash equivalents comprise short-term highly liquid investments that are readily convertible into known amounts of cash and are subject to an insignificant risk of changes in their fair value. Deposits with short-term maturity but not for investments and other purposes and are qualified with the aforementioned criteria are classified as cash equivalent.

(g)	Financial Instruments

Financial assets and financial liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instruments.

(1)	Financial assets

The Company classifies financial assets into the following categories: financial assets measured at fair value through profit or loss, receivables and available-for-sale financial assets.

(i)	Financial assets measured at fair value through profit or loss

The Company has certain financial assets classified in this category to hedge its exposure to foreign exchange and interest rate risks arising from operating and financing activities. When a derivative financial instrument is not effective as a hedge the Company accounts for it as a financial asset or liability measured at fair value through profit or loss. See note 4(g)(3) for further detail of the Company’s derivative financial instruments and hedge accounting policy.

(ii)	Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated as available-for-sale or are not classified as receivables or financial assets measured at fair value through profit or loss. Available-for-sale financial assets are recognized initially at fair value, plus any directly attributable transaction cost. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses, dividend income and foreign currency differences related to monetary financial assets, are recognized in other comprehensive income and presented within equity in unrealized gains (losses) on available-for-sale financial assets. When an investment is derecognized, the cumulative gain or loss in equity is reclassified to profit or loss. A regular way, purchase or sale of financial assets shall be recognized and derecognized, as applicable, using trade date accounting.

Investments in equity instruments that do not have a quoted market price in an active market, and whose fair value cannot be reliably measured, are carried at their cost less any impairment losses.

Cash dividends on equity instruments are recognized in profit or loss on the date that the Company’s right to receive dividends is established.

(iii)	Receivables

Receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Receivables comprise trade receivables and other receivables. Such assets are recognized initially at fair value, plus any directly attributable transaction costs. Subsequently, receivables are measured at amortized cost using the effective interest method, less any impairment. If the effect of discounting is immaterial, the short-term receivables are measured at the original amount.

(iv)	Impairment of financial assets

Financial assets not measured at fair value through profit or loss are assessed at each reporting date for indicators of impairment. Financial assets are considered to be impaired if an objective evidence indicates that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of those assets have been negatively impacted.

When an available-for-sale equity security is considered to be impaired, cumulative gains or losses previously recognized in other comprehensive income are reclassified to profit or loss. Such impairment losses are not reversed through profit or loss. However, any subsequent recovery in the fair value of an impaired available-for-sale equity security is recognized in other comprehensive income and accumulated in other components of equity.

For receivables, the Company first assesses whether objective evidence of impairment exists that are individually significant. If there is objective evidence that an impairment loss has occurred, the amount of impairment loss is assessed individually. For receivables other than those aforementioned, the Company groups those assets and collectively assesses them for impairment. An impairment loss for trade receivables is reflected in an allowance account against the receivables. When it is determined a receivable is uncollectible, it is written off from the allowance account. Any subsequent recovery of receivable previously written off is credited against the allowance account. Changes in the amount of the allowance accounts are recognized in profit or loss.

For equity instruments without a quoted market price in an active market, the objective evidence of impairment includes the investees’ financial information, current operating result, future business plans and relevant industry and public market information. An impairment loss for this kind of equity instruments is reduced from the carrying amount and any impairment loss recognized is not reversed through profit or loss in subsequent periods.

Bad debt expenses and reversal of allowance for doubtful debts for trade receivables are recognized in general and administrative expenses while impairment losses and reversal of impairment for financial assets other than receivables are recognized in other gains and losses.

(v)	De-recognition of financial assets

The Company derecognizes financial assets when the contractual rights of the cash inflow from the asset are terminated, or when the Company transfers substantially all the risks and rewards of ownership of the financial assets to another entity.

On de-recognition of a financial asset in its entirety, the difference between the carrying amount and the sum of the consideration received or receivable and any cumulative gain or loss that had been recognized in other comprehensive income is recognized in profit or loss.

(2)	Financial liabilities

The Company classifies financial liabilities into the following categories: convertible bonds, financial liabilities measured at fair value through profit or loss and other financial liabilities.

(i)	Convertible bonds

Convertible bonds issued by AUO give bondholders the right to convert bonds into a given number of equity instruments of AUO at a specific conversion price. The derivatives embedded in the convertible bonds are recognized initially at fair value in financial liabilities measured at fair value through profit or loss. The difference between the par value of the convertible bonds and the fair value of the derivatives is recognized in convertible bonds payable.

Subsequent to initial recognition, the liability component of the convertible bonds is measured at amortized cost using the effective interest method. Convertible option is measured at fair value using Least Square Monte Carlo simulation and changes therein are recognized in profit or loss.

Transaction costs that relate to the issue of the convertible bonds are allocated to the liability and the convertible option components in proportion to their relative fair value. Transaction costs allocated to the convertible option are recognized directly in profit or loss. Transaction costs allocated to the liability component are included in the initial carrying amount of the liability component and amortized using the effective interest method.

(ii)	Financial liabilities measured at fair value through profit or loss

The Company designates financial liabilities in this category as held for trading for the purpose of hedging exposure to foreign exchange and interest rate risks arising from operating and financing activities. When a derivative financial instrument is not effective as a hedge the Company accounts for it as a financial asset or liability measured at fair value through profit or loss. See note 4(g)(3) for further detail of the Company’s derivative financial instruments and hedge accounting policy.

The Company designates financial liabilities, other than the one mentioned above, as measured at fair value through profit or loss at initial recognition. Attributable transaction costs are recognized in profit or loss as incurred. Financial liabilities in this category are subsequently measured at fair value and changes therein, which takes into account any interest expense, are recognized in profit or loss.

(iii)	Other financial liabilities

Financial liabilities not classified as held for trading, or not designated as measured at fair value through profit or loss (including loans and borrowings, trade and other payables), are measured at fair value, plus any directly attributable transaction cost at the time of initial recognition. Subsequent to initial recognition, they are measured at amortized cost calculated using the effective interest method, except for insignificant recognition of interest expense from short-term borrowings and trade payables. Interest expense not capitalized as an asset cost is recognized in profit or loss.

(iv)	De-recognition of financial liabilities

The Company derecognizes financial liabilities when the contractual obligation has been discharged, cancelled or expired. The difference between the carrying amount and the consideration paid or payable, including any non-cash assets transferred or liabilities assumed is recognized in profit or loss.

(v)	Offsetting of financial assets and liabilities

The Company presents financial assets and liabilities on a net basis when the Company has the legally enforceable rights to offset, and intends to settle such financial assets and liabilities on a net basis or to realize the assets and settle the liabilities simultaneously.

(3)	Derivative financial instruments and hedge accounting

The Company holds derivative financial instruments to hedge its foreign currency and interest rate exposures. Derivatives are recognized initially at fair value, and attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are recognized in profit or loss.

When a derivative is designated as a hedging instrument, its timing of recognition in profit or loss is determined based on the nature of the hedging relationship. When the fair value of a derivative instrument is positive, it is classified as a financial asset, and when the fair value is negative, it is classified as a financial liability.

When a derivative is designated as a cash flow hedge, the changes in the fair value of the derivative that is determined to be effective is recognized in other comprehensive income and accumulated in other components of equity – unrealized gains (losses) on cash flow hedges. Any ineffective portion of changes in the fair value of the derivative is recognized in profit or loss.

When the hedged item is recognized in profit or loss, amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to profit or loss in the same period or periods during which the hedged item affects profit or loss, and it is presented in the same accounting caption with the hedged item recognized in the consolidated statements of comprehensive income. When a cash flow hedge is expected to recognize as a non-financial asset or liability, amounts previously recognized in other comprehensive income and accumulated in other components of equity – unrealized gains (losses) on cash flow hedges are reclassified as the initial cost of the non-financial asset or liability.

(h)	Inventories

The cost of inventories includes all necessary expenditures and charges for bringing the inventory to a stable, useable and marketable condition and location. Inventories are recorded at cost, and cost is determined using the weighted-average method. The production overhead is allocated based on the normal capacity of the production facilities. Inventories are measured at the lower of cost or net realizable value. Net realizable value for raw materials is based on replacement cost. Net realizable value for finished goods and work in process is calculated based on the estimated selling price less all estimated costs of completion and necessary selling costs.

(i)	Noncurrent assets held for sale

Noncurrent assets are classified as held for sale when their carrying amounts are expected to be recovered primarily through sale rather than through continuing use. Such noncurrent assets must be available for immediate sale in their present condition and the sale is highly probable within one year. When classified as held for sale, the assets are measured at the lower of their carrying amount and fair value less costs to sell. Impairment losses on initial classification as held for sale and subsequent gains or losses on re-measurement are recognized in profit or loss. However, subsequent gains are not recognized in excess of the cumulative impairment loss that has been recognized.

When intangible assets and property, plant and equipment are classified as held for sale, they are no longer amortized or depreciated. In addition, once an equity-accounted investee is classified as held for sale, it is no longer equity accounted.

(j)	Investments in associates

Associates are those entities in which the Company has the power to exercise significant influence, but not control or joint control, over their financial and operating policies.

Investments in associates are accounted for using the equity method and are recognized initially at cost. The cost of the investment includes transaction costs. The carrying amount of the investment in associates includes goodwill, which is arising from the acquisition, less any accumulated impairment losses.

The difference between acquisition cost and fair value of associates’ identifiable assets and liabilities as of the acquisition date is accounted for as goodwill. Goodwill is included in the original investment cost of acquired associates and is not amortized. If the fair value of identified assets and liabilities is in excess of acquisition cost, the remaining excess over acquisition cost is recognized as a gain in profit or loss.

If an equity security is not acquired through cash, that is, by providing services or other assets, then the fair value of such security or the fair value of the services or assets surrendered, whichever is more objectively determinable, is the purchase price of the security. If an equity investment of associates is acquired by providing subsequent services and the cost is determined based on the fair value of such services, the Company defers and recognizes revenue using a reasonable amortization method over the future period when the service is rendered.

The consolidated financial statements include the Company’s share of the profit or loss and other comprehensive income of associates, after adjustments to align the accounting policies with those of the Company, from the date that significant influence commences until the date that significant influence ceases. When an associate incurs changes in its equity not derived from profit or loss and other comprehensive income, the Company recognizes all the equity changes in proportion to its ownership interest in the associate as capital surplus provided that the ownership interest in the associate remains unchanged.

The Company discontinues the use of the equity method from the date when the Company ceases to have significant influence over an associate, and then measures the retained interests at fair value at that date. The difference between the carrying amount of the investment at the date the equity method was discontinued and the fair value of the retained interests along with any proceeds from disposing of a part interest in the associate is recognized in profit or loss. Moreover, the Company accounts for all amounts previously recognized in other comprehensive income in relation to that investment on the same basis as would be required if the associate had directly disposed of the related assets or liabilities.

If the Company’s ownership interest in an associate is reduced, but the Company continues to apply the equity method, the Company shall reclassify to profit or loss the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to that reduction in ownership interest on the same basis as mentioned above.

If an investment in an associate becomes an investment in a joint venture or an investment in a joint venture becomes an investment in an associate, the Company continues to account for the investment using equity method and does not remeasure the interest previously held.

When the Company subscribes for additional shares in an associate at a percentage different from its existing ownership percentage, the resulting carrying amount of the investment differs from the amount of the Company’s proportionate interest in the net assets of the associate. The Company records such a difference as an adjustment to investments with the corresponding amount charged or credited to capital surplus. If the capital surplus arising from investment accounted for under the equity method in associates is insufficient to offset with the said corresponding amount, the differences will be charged or credited to retained earnings. If the Company’s ownership interest is reduced due to circumstances as mentioned above, but the Company continues to apply the equity method, the Company shall reclassify to profit or loss the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to that reduction in ownership interest if that gain or loss would be required to be reclassified to profit or loss on the disposal of the related assets or liabilities.

At the end of each reporting period, if there is any indication of impairment, the entire carrying amount of the investment including goodwill is tested for impairment as a single asset, by comparing its recoverable amount with its carrying amount. An impairment loss recognized forms part of the carrying amount of the investment in associates. Accordingly, any reversal of that impairment loss is recognized to the extent that the recoverable amount of the investment subsequently increases.

Unrealized profits resulting from the transactions between the Company and associates are eliminated to the extent of the Company’s interest in the associate. Unrealized losses on transactions with associates are eliminated in the same way, except to the extent that the underlying asset is impaired.

When the Company’s share of losses exceeds its interest in an associate, the carrying amount of that interest, including any long-term investments that form part thereof, is reduced to zero, and the recognition of further losses is discontinued except to the extent that the Company has a legal or contractual obligation, or has made payments on behalf of the investee.

(k)	Investments in joint ventures

Joint venture is a joint arrangement whereby the Company and other parties agreed to share the control of the arrangement, and have rights to the net assets of the arrangement. Unanimous consent from the parties sharing control is required when making decisions for the relevant activities of the arrangement. Investments in joint venture are accounted for in the Company’s consolidated financial statements under the equity method which is consistent with the accounting policy for investments in associates.

(l)	Investment property

Investment property is the property held either to earn rental income or for capital appreciation or for both, but not for sale in the ordinary course of business, use in the production or supply of goods or services or for administrative purposes. Investment property is measured at cost on initial recognition. Subsequent to initial recognition, investment properties are measured at original acquisition cost less any subsequent accumulated depreciation. Depreciation methods, useful lives and residual values are in accordance with the policy of property, plant and equipment. Cost includes expenditure that is directly attributable to the acquisition of the investment property.

An investment property is reclassified to property, plant and equipment at its carrying amount when the use of the investment property changes.

(m)	Property, plant and equipment

(1)	Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditure that is directly attributed to the acquisition of the asset, any cost directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management, the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and any borrowing cost that is eligible for capitalization. The cost of the software is capitalized as part of the equipment if the purchase of the software is necessary for the equipment to be capable of operating.

When part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item and the useful life or the depreciation method of the significant part is different from another significant part of that same item, it is accounted for as a separate item (significant component) of property, plant and equipment.

The gain or loss arising from the derecognition of an item of property, plant and equipment is determined as the difference between the net disposal proceeds, if any, and the carrying amount of the item, and is recognized in profit or loss.

(2)	Subsequent costs

Subsequent expenditure is capitalized only when it is probable that the future economic benefits associated with the expenditure will flow to the Company and the cost of the item can be measured reliably. The carrying amount of those parts that are replaced is derecognized to profit or loss. Ongoing repairs and maintenance expenses are recognized in profit or loss as incurred.

(3)	Depreciation

Excluding land, depreciation is recognized in profit or loss and provided over the estimated useful lives of the respective assets, considering significant components of an individual asset, on a straight-line basis less any residual value. If a component has a useful life that is different from the remainder of that asset, that component is depreciated separately.

Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term.

The estimated useful lives of the assets, except for land are as follows:

(i)	Buildings: 20~50 years

(ii)	Machinery and equipment: 3~10 years

(iii)	Other equipment: 3~6 years

Depreciation methods, useful lives, and residual values are reviewed at each annual reporting date and, if necessary, adjusted as appropriate. Any changes therein are accounted for as changes in accounting estimates.

(4)	Reclassification to investment property

A property is reclassified to investment property at its carrying amount when the use of the property changes from owner-occupied to investment purpose.

(n)	Long-term prepaid rent

Long-term prepaid rent is for the right to use of land (classified as other noncurrent assets), which is amortized over the shorter of economic useful life or the covenant period on a straight-line basis.

(o)	Leases

(1)	Lessor

Lease income from an operating lease is recognized in profit or loss on a straight-line basis over the lease term. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized as an expense on a straight-line basis over the lease term.

(2)	Lessee

Payments made under operating lease (excluding insurance and maintenance expenses) are recognized in profit or loss on a straight-line basis over the term of the lease.

(p)	Intangible assets

(1)	Goodwill

Goodwill is recognized when the purchase price exceeds the fair value of identifiable net assets acquired in a business combination. Goodwill is measured at cost less accumulated impairment losses.

Investor-level goodwill is included in the carrying amounts of the equity investments. The impairment losses for the goodwill within the equity-accounted investees are accounted for as deductions of carrying amounts of investments in equity-accounted investees.

(2)	Research and development

During the research phase, activities are carried out to obtain and understand new scientific or technical knowledge. Expenditures during this phase are recognized in profit or loss as incurred.

Expenditure arising from development is capitalized as an intangible asset when the Company demonstrates all of the following:

(i)	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
(ii)	its intention to complete the intangible asset and use or sell it;
(iii)	its ability to use or sell the intangible asset;
(iv)	the probability that the intangible asset will generate probable future economic benefits;
(v)	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
(vi)	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

Development expenditure which fails to meet the criteria for recognition as an intangible asset is reflected in profit or loss when incurred. Capitalized development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.

(3)	Other intangible assets

Other intangible assets acquired are measured at cost less accumulated amortization and any accumulated impairment losses.

(4)	Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

(5)	Amortization

The depreciable amount of an intangible asset is the cost less its residual value. Other than goodwill and intangible assets with indefinite useful life, an intangible asset with a finite useful life is amortized over 3 to 20 years using the straight-line method from the date that the asset is made available for use. The amortization charge is recognized in profit or loss.

The residual value, amortization period, and amortization method are reviewed at least annually at each annual reporting date, and any changes therein are accounted for as changes in accounting estimates.

(q)	Impairment – non-financial assets

Other than inventories, deferred tax assets and noncurrent assets held for sale, the carrying amounts of the Company’s investment property measured at cost and long-term non-financial assets (property, plant and equipment and other intangible assets with finite useful lives), are reviewed at the reporting date to determine whether there is any indication of impairment. When there is an indication of impairment exists for the aforementioned assets, the recoverable amount of the asset is estimated. If it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit (“CGU”) to which the asset has been allocated to.

In performing an impairment test for the aforementioned assets, the estimated recoverable amount is evaluated in terms of an asset or a CGU. Any excess of the carrying amount of the asset or its related CGU over its recoverable amount is recognized as an impairment loss. The recoverable amount of an asset or a CGU is the higher of its fair value less costs of disposal and its value in use.

If there is evidence that the accumulated impairment loss of an asset other than goodwill and intangible assets with indefinite useful lives in prior years no longer exists or has diminished, the amount previously recognized as an impairment loss is reversed, and the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount. The increase in the carrying amount shall not exceed the carrying amount (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years.

For goodwill and intangible assets with indefinite useful lives or that are not yet available for use, are required to be tested for impairment at least annually. Any excess of the carrying amount of the asset over its recoverable amount is recognized as an impairment loss. Goodwill acquired in a business combination is allocated to CGUs that are expected to benefit from the synergies of the combination. Impairment losses recognized in respect of a CGU are allocated first to reduce the carrying amount of any goodwill allocated to the unit, then the carrying amounts of the other assets in the unit on a pro rata basis. The impairment loss recognized on goodwill and intangible assets with indefinite useful lives is not reversed.

(r)	Provisions

A provision is recognized for a legal or constructive obligation arising from a past event, if there is probable outflow of resources and the amount can be estimated reliably. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as interest expense.

(1)	Warranties

A provision for warranties is recognized when the underlying products or services are sold. The provision is weighting factors based on historical experience of warranty claims rate and other possible outcomes against their associated probabilities.

(2)	Decommissioning obligation

The Company is subject to decommissioning obligations related to certain items of property, plant and equipment. Such decommissioning obligations are primarily attributable to clean-up costs, including deconstruction, transportation, and recover costs. The unwinding of the discount based on original discount rate is recognized in profit or loss as interest expense over the periods with corresponding increase in the carrying amounts of the accrued decommissioning costs. The carrying amount of the accruals at the end of the assets’ useful lives is the same as the estimated decommissioning costs.

(3)	Onerous contracts

A provision for onerous contracts is recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with that contract.

(4)	Loss contingencies

Provision for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recognized when it is probable the present obligation as a result of a past event will result in an outflow of resources and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. Management periodically assesses the obligation of all litigation and claims and relative legal costs. Such provisions are adjusted as further information becomes known or circumstances change.

Provisions recognized are the best estimates of the consideration for settling the present obligation at each reporting date.

(s)	Revenue recognition

(1)	Goods sold

Revenue from the sale of goods in the course of ordinary activities is measured at the fair value of the consideration received or receivable, net of returns, trade discounts and volume rebates. Revenue is recognized when the significant risks and rewards of ownership have been transferred to the customer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, there is no continuing management involvement with the goods, and the amount of revenue can be measured reliably. If it is probable that discounts will be granted and the amount can be measured reliably, then the discount is recognized as a reduction of revenue as the sales are recognized.

The timing of the transfers of risks and rewards varies depending on the individual terms of the sales agreement.

(2)	Government grants

Grants that compensate the Company for research and development expenses incurred are recognized as other income in profit or loss on a systematic basis in the periods in which the expenses are recognized. Other grants from government that becomes receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs are recognized in profit or loss of the period in which it becomes receivable.

(t)	Employee benefits

(1)	Defined contribution plans

Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the periods during which services are rendered by employees.

(2)	Defined benefit plans

The Company’s net obligation in respect of defined benefit pension plans is calculated separately for each benefit plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets. Discount rate is determined by reference to the yield rate of Taiwan government bonds at the reporting date. The calculation of defined benefit obligations is performed annually by a qualified actuary using the Projected Unit Credit Cost Method.

Remeasurements of the net defined benefit liability (asset) which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized in other comprehensive income in the period in which they occur, and which then are reflected in retained earnings and will not be reclassified to profit or loss.

(3)	Short-term employee benefits

Short-term employee benefit obligations, which are due to be settled within twelve months are measured on an undiscounted basis and are expensed as the related service is provided.

The expected cost of cash bonus or profit-sharing plans, which is anticipated to be paid within one year, are recognized as a liability when the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(u)	Share-based payment arrangements

The compensation cost of employee share-based payment arrangements is measured based on the fair value at the date on which they are granted. The compensation cost is recognized, together with a corresponding increase in equity, over the periods in which the performance and/or service conditions are being fulfilled. The cumulative expense recognized for share-based payment arrangements at each reporting date reflects the extent to which the vesting period has passed and the Company’s estimate of the quantity of equity instruments that will ultimately vest.

For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions, and there is no true-up for differences between expected and actual outcomes.

(v)	Income taxes

Income tax expense comprises current and deferred taxes.

(1)	Current taxes

Current taxes comprise the expected tax payable or receivable on the taxable income or losses for the year and any adjustments to tax payable or receivable in respect of previous years. It is measured using tax rates enacted or substantively enacted tax rate at the reporting date.

In accordance with the ROC Income Tax Act, undistributed earnings from the companies located in the Republic of China, if any, is subject to an additional 10% surtax. The 10% tax on unappropriated earnings is recognized during the period the earnings arise and adjusted to the extent that distributions are approved by the shareholders in the following year.

(2)	Deferred taxes

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax liabilities are recognized for temporary difference of future taxable income.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits are considered based on the business plans for individual subsidiaries in the Company and adjusted for reversals of existing temporary differences. Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is no longer probable that the related tax benefit will be realized, by considering nature of industry cycles, statutory tax deduction years and projected future taxable income. Deferred tax assets which originally not recognized is also reviewed at each reporting date and recognized to the extent that it is probable that future taxable profits will be available to allow all or part of the deferred tax asset to be recovered.

Deferred taxes liabilities are recognized for taxable temporary differences related to investments in subsidiaries, associates and joint arrangements, however, if the Company is able to control the timing of the reversal of the taxable temporary differences and it is probable that they will not reverse in the foreseeable future, deferred taxes are not recognized.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when the reverse, using tax rates enacted or substantively enacted tax rate on the reporting date. Deferred tax assets and liabilities are offset only if certain criteria are met.

Current taxes and deferred taxes are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or other comprehensive income.

(w)	Business combinations

The Company accounts for business combinations using the acquisition method. The consideration transferred in the acquisition is measured at fair value, as are identifiable net assets acquired. Goodwill is measured as the excess of the aggregate of the consideration transferred and the amount of any non-controlling interests in the acquiree over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, after reassessing all of the assets acquired and all of the liabilities assumed being properly identified, the difference is recognized in profit or loss as a gain on bargain purchase.

Acquisition-related costs are expensed as incurred, except that the costs are related to the issue of debt or equity securities.

Each identifiable asset and liability is measured at its acquisition-date fair value. Non-controlling interests in an acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation are measured at either fair value or the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s net identifiable assets. All other components of non-controlling interests shall be measured at their acquisition-date fair values, unless another measurement basis is required by IFRSs.

(x)	Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing profit or loss attributable to the shareholders of AUO by the weighted-average number of common shares outstanding during the period. In computing diluted earnings per share, profit or loss attributable to the shareholders of AUO and the weighted-average number of common shares outstanding during the period are adjusted for the effects of dilutive potential common stock, assuming dilutive share equivalents had been issued. The weighted-average outstanding shares are retroactively adjusted for the effects of stock dividends transferred from retained earnings and capital surplus to common stock.

(y)	Operating segments

An operating segment is a component of an entity: (1) that engages in business activities from which it may earn revenue and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), (2) whose operating results are reviewed regularly by the entity’s chief operating decision maker (“CODM”) to make decisions pertaining to the allocation of resources to the segment and to assess its performance, and (3) for which discrete financial information is available. Management has determined that the Company has two operating segments: display and solar.

The accounting policies for the operating segments are the same as those used in the preparation of the consolidated financial statements of the Company. Segment profit (loss) is determined by deducting selling, administrative and research and development expenses from gross profit. Segment profit (loss) excludes long-lived asset impairments, gains and losses on disposal of assets, litigation provisions, foreign currency exchange gains or losses, finance cost, income taxes, share of profit (loss) from equity-accounted investees, and other miscellaneous income and expenses. The CODM does not receive asset and liability information by operating segment. Consequently, no operating segment asset and liability information is disclosed. Geographic net revenue information is based upon the location of customers placing orders.